UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22058
Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
March 31, 2009

Shares	Description (1)	Value

	Common Stocks – 102.0% (75.4% of Total Investments)

	Aerospace & Defense – 2.4%

83,638	Raytheon Company	$3,256,863

	Beverages – 2.7%

82,600	Coca-Cola Company	3,630,270

	Commercial Banks – 3.5%

100,288	Cullen/Frost Bankers, Inc.	4,707,519

	Commercial Services & Supplies – 2.5%

132,505	Waste Management, Inc.	3,392,128

	Communications Equipment – 5.9%

301,225	Nokia Oyj, Sponsored ADR (2)	3,515,296
116,030	QUALCOMM, Inc.	4,514,727

	Total Communications Equipment	8,030,023

	Computers & Peripherals – 3.7%

51,610	International Business Machines Corporation (IBM)	5,000,493

	Construction Materials – 2.2%

67,920	Vulcan Materials Company	3,008,177

	Diversified Telecommunication Services – 5.4%

160,403	AT&T Inc.	4,042,156
55,865	Telefonica SA, Sponsored ADR	3,330,671

	Total Diversified Telecommunication Services	7,372,827

	Electric Utilities – 8.8%

77,642	Exelon Corporation (2)	3,524,170
90,879	FPL Group, Inc.	4,610,292
131,480	PPL Corporation	3,774,791

	Total Electric Utilities	11,909,253

	Electrical Equipment – 3.0%

142,761	Emerson Electric Co.	4,080,109

	Gas Utilities – 3.3%

140,507	EQT Corporation	4,402,084

	Health Care Equipment & Supplies – 6.2%

42,020	Alcon, Inc.	3,820,038
67,450	Becton, Dickinson and Company	4,535,338

	Total Health Care Equipment & Supplies	8,355,376

	Hotels, Restaurants & Leisure – 3.1%

151,534	YUM! Brands, Inc.	4,164,154

	Household Products – 2.6%

73,765	Procter & Gamble Company	3,473,594

	Insurance – 1.9%

234,530	Manulife Financial Corporation	2,626,736

	IT Services – 3.2%

167,848	Paychex, Inc. (2)	4,308,658

	Machinery – 2.9%

154,213	PACCAR Inc.	3,972,527

	Metals & Mining – 3.7%

289,351	Southern Copper Corporation (2)	5,040,494

	Oil, Gas & Consumable Fuels – 9.0%

64,806	Chevron Corporation (2)	4,357,555
98,000	EnCana Corporation	3,979,780
87,853	Royal Dutch Shell PLC, Class A, ADR (2)	3,891,888

	Total Oil, Gas, & Consumable Fuels	12,229,223

	Pharmaceuticals – 5.5%

77,849	Abbott Laboratories	3,713,397
113,394	Eli Lilly and Company	3,788,494

	Total Pharmaceuticals	7,501,891

	Semiconductors & Equipment – 3.3%

209,154	Microchip Technology Incorporated	4,431,973

	Specialty Retail – 3.0%

78,040	Sherwin-Williams Company	4,055,739

	Textiles, Apparel & Luxury Goods – 2.4%

56,405	VF Corporation	3,221,290

	Thrifts & Mortgage Finance – 5.9%

325,503	Hudson City Bancorp, Inc.	3,805,130
376,048	New York Community Bancorp, Inc.	4,200,456

	Total Thrifts & Mortgage Finance	8,005,586

	Tobacco – 5.9%

69,589	Lorillard Inc.	4,296,425
104,444	Philip Morris International	3,716,118

	Total Tobacco	8,012,543

	Total Common Stocks (cost $196,681,571)	138,189,530

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 23.7% (17.5% of Total Investments)

	Automobiles – 0.5%

44,600	Daimler Finance NA LLC, Structured Asset Trust Unit Repackaging, Series DCX	7.000%	A-	$612,804

	Capital Markets – 0.7%

45,000	Deutsche Bank Capital Funding Trust V	8.050%	Aa3	627,300
25,000	Deutsche Bank Capital Funding Trust IX	6.625%	Aa3	293,000

	Total Capital Markets			920,300

	Commercial Banks – 8.7%

75,000	Banco Santander Finance	6.800%	Aa3	1,023,750
65,000	Banco Santander Finance	6.500%	Aa3	909,350
19,300	Bank of America Corporation, Series E	4.000%	BB-	126,801
30,700	Bank of America Corporation	8.200%	BB-	336,472
50,000	Bank of America Corporation	6.625%	BB-	465,000
50,000	Barclays Bank PLC	8.125%	A	666,000
50,000	Barclays Bank PLC	7.100%	A+	585,000
32,300	Barclays Bank PLC	6.625%	A	348,517
15,700	Capital One Capital II Corporation	7.500%	Baa2	232,360
50,000	Credit Suisse	7.900%	Aa3	851,000
18,200	Fleet Capital Trust VIII	7.200%	Baa3	189,280
20,000	HSBC Holdings PLC	8.125%	A1	400,200
18,100	HSBC Holdings PLC, Series A	6.200%	A1	269,509
54,800	HSBC USA Inc.	6.500%	A-	714,592
50,000	JP Morgan Chase & Company	8.625%	A2	1,084,500
38,900	MBNA Corporation, Capital Trust D	8.125%	Baa3	435,680
2,000	Morgan Stanley Capital Trust VI	6.600%	A3	30,980
12,500	Morgan Stanley Capital Trust VII	6.600%	A3	191,625
50,000	PNC Capital Trust	7.750%	A2	999,000
1,100	PNC Financial Services, Series F	9.875%	A3	20,064
50,000	Royal Bank of Scotland Group PLC, Series T	7.250%	Ba2	312,500
75,000	Royal Bank of Scotland Group PLC	6.600%	Ba2	433,500
72,900	Wells Fargo & Company	8.000%	A	1,135,053

	Total Commercial Banks			11,760,733

	Consumer Finance – 0.1%

16,700	HSBC Finance Corporation	6.360%	BBB	131,429

	Diversified Financial Services – 0.8%

30,000	ING Groep N.V	8.500%	A3	327,000
25,000	ING Groep N.V	7.200%	A3	244,500
60,000	ING Groep N.V	7.050%	BBB	547,200

	Total Diversified Financial Services			1,118,700

	Electric Utilities – 6.7%

50,000	Alabama Power Company	6.450%	BBB+	979,690
50,000	American Electric Power	8.750%	Baa3	1,273,000
1,400	Consolidated Edison Company of New York Inc.	5.000%	A3	121,450
5,700	DTE Energy Trust I	7.800%	Baa3	136,800
4,200	Entergy Louisiana LLC	7.600%	A-	104,916
19,800	FPC Capital I	7.100%	Baa2	433,818
25,000	FPL Group Capital Inc.	8.750%	A3	637,250
37,900	FPL Group Capital Inc.	7.450%	A3	962,660
40,000	Georgia Power Company	8.200%	A	1,078,400
57,100	PPL Capital Funding, Inc.	6.850%	Baa2	1,382,962
15,000	PPL Electric Utilities Corporation	6.250%	BBB	298,595
10,000	Southern California Edison Company, Series C	6.000%	Baa2	734,063
40,000	Xcel Energy Inc.	7.600%	Baa2	928,400

	Total Electric Utilities			9,072,004

	Food Products – 1.3%

20	HJ Heinz Finance Company, 144A	8.000%	BB+	1,730,000

	Independent Power Producers & Energy Traders – 0.7%

50,000	Constellation Energy Group	8.625%	BB+	903,000

	Insurance – 2.1%

36,000	Aegon N.V.	6.875%	Baa1	262,440
4,700	Aegon N.V.	6.375%	Baa1	30,080
25,000	Allianz SE	8.375%	A+	421,250
21,800	Arch Capital Group Limited	8.000%	BBB-	432,730
13,900	Endurance Specialty Holdings Limited	7.750%	BBB-	185,565
45,500	Phoenix Companies Inc.	7.450%	Ba2	315,770
75,000	Prudential Financial Inc.	9.000%	A-	1,260,000

	Total Insurance			2,907,835

	Media – 1.2%

50,000	Comcast Corporation	7.000%	BBB+	1,006,500
38,700	Viacom Inc.	6.850%	BBB	662,931

	Total Media			1,669,431

	Real Estate/Mortgage – 0.2%

25,000	Kimco Realty Corporation, Series G	7.750%	Baa2	341,250

	Wireless Telecommunication Services – 0.7%

25,600	Telephone and Data Systems Inc.	7.600%	Baa2	448,256
25,000	United States Cellular Corporation	8.750%	Baa2	512,500

	Total Wireless Telecommunication Services			960,756

	Total $25 Par (or similar) Preferred Securities (cost $47,770,092)			32,128,242

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 0.5% (0.3% of Total Investments)

	Commercial Banks – 0.5% (0.3% of Total Investments)

$1,000	Capital One Financial Corporation	6.150%	9/01/16	BBB	$633,837

	Total Corporate Bonds (cost $738,037)				633,837

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 1.0% (0.7% of Total Investments)

	Commercial Banks – 1.0% (0.7% of Total Investments)

$1,000	JP Morgan Chase & Company	7.900%	4/29/49	A2	$643,951
1,500	Wells Fargo & Company, Series K	7.980%	2/28/49	A	705,848

	Total Commercial Banks				1,349,799

	Total Capital Preferred Securities (cost $2,475,053)				1,349,799

Shares	Description (1)	Value

	Investment Companies – 0.8% (0.6% of Total Investments)

160,000	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	$1,024,000

	Total Investment Companies (cost $1,951,837)	1,024,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 7.5% (5.5% of Total Investments)

$10,148	Repurchase Agreement with State Street Bank, dated 3/31/09, repurchase price $10,147,948, collateralized by $10,365,000 U.S. Treasury Bills, 0.000%, due 8/27/09, value $10,352,562	0.100%	4/01/09	$10,147,920

	Total Short-Term Investments (cost $10,147,920)			10,147,920

	Total Investments (cost $259,764,510) – 135.5%			183,473,328

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value

	Call Options Written – (1.1)%

(100)	S&P 500 INDEX	$ (8,250,000)	4/18/09	$825	$(151,000)
(100)	S&P 500 INDEX	(8,500,000)	4/18/09	850	(79,000)
(100)	S&P 500 INDEX	(9,000,000)	4/18/09	900	(15,500)
(100)	S&P 500 INDEX	(8,000,000)	5/16/09	800	(431,500)
(100)	S&P 500 INDEX	(8,250,000)	5/16/09	825	(311,500)
(100)	S&P 500 INDEX	(8,250,000)	6/20/09	825	(436,500)

(600)	Total Call Options Written (premiums received $1,741,800)	(50,250,000)			(1,425,000)

	Borrowings – (32.1)% (5), (6)				(43,500,000)

	Other Assets Less Liabilities – (2.3)%				(3,135,724)

	Net Assets Applicable to Common Shares – 100%				$135,412,604

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$177,747,345	$5,725,983	$—	$183,473,328
Call options written	(1,425,000)	—	—	(1,425,000)

Total	$176,322,345	$5,725,983	$—	$182,048,328

Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”. This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value

Equity Price	Options	—	$—	Call options written, at value	$1,425,000

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2009, the cost of investments (excluding call options written) was $260,773,195.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$655,538
Depreciation	(77,955,405)

Net unrealized appreciation (depreciation) of investments	$(77,299,867)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations under call options written.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	Borrowings as a percentage of Total Investments is (23.7)%.

(6)
The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2009, investments with a value of $105,242,562 have been pledged as collateral for Borrowings.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009